10. Convertible Debt (Details) (USD $)	3 Months Ended		9 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Details
Debt Instrument, Convertible, Interest Expense	$ 108,765	$ 49,918	$ 350,836	$ 112,137
Amortization expense - discount of convertible debt			$ 727,704	$ 188,282